Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,265,000.00
Previously Paid Amount	0.00
Total Fee Amount	312.80
Total Offset Amount	0.00
Net Fee	312.80
Narrative - Max Aggregate Offering Price	$ 2,265,000.00
Final Prospectus	true